Initial Public Offering (Tables)	12 Months Ended
Dec. 31, 2024
Initial Public Offering [Abstract]
Schedule of Common Stock Subject to Possible Redemption Reflected on the Balance Sheets

As of December 31, 2024 and 2023, the common stock subject to possible redemption reflected on the balance sheets is reconciled in the following table:

Class A common stock subject to possible redemption, December 31, 2022	253,814,255
Less:
Proceeds allocated to Public Warrants	(96,791,644)
Plus:
Accretion of carrying value to redemption value	8,699,271
Class A common stock subject to possible redemption, December 31, 2023	165,721,882
Less:
Redemption of shares	(116,724,496)
Plus:
Accretion of carrying value to redemption value	2,248,962
Class A common stock subject to possible redemption, December 31, 2024	$51,246,348